LEASES	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES	LEASES
The Company leases facilities under operating leases with various expiration dates through 2036. The Company leases office space in New York, Israel and several other locations.
The security deposits for the leases are $4.1 million and $4.2 million as of June 30, 2023 and December 31, 2022, respectively, which have been recognized as restricted cash, non-current in the consolidated balance sheets.
The Company’s operating lease expense consists of rent and variable lease payments. Variable lease payments such as common area maintenance were included in operating expenses. Rent expense for the Company’s short-term leases was immaterial for the periods presented. Operating lease expense was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Rent expense	$3,345	$2,506	$6,786	$5,149
Variable lease payments	(12)	108	131	198
Supplemental information related to the Company’s operating leases was as follows ($ in thousands):

	As of June 30, 2023	December 31, 2022
Weighted-average remaining lease term (in years)	7.8	8.2
Weighted-average discount rate	5.7%	5.7%

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	$—	$2,879	$290	$45,403

As of June 30, 2023, future minimum lease commitments under non-cancelable operating leases were as follows (in thousands):

2023	$5,538
2024	8,577
2025	7,544
2026	7,544
2027	6,997
Thereafter	27,614
Total	63,814
Less: imputed interest	(12,724)
Total operating lease liabilities	$51,090